Intangible Assets, Net - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets		$ 13,720,540	$ 773,912	$ 14,584,524
Expenses related to unsuccessful wells	$ 79,595,185	$ 13,271,868